3-Trade Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2011
3-Trade Accounts And Notes Receivable, Net [Text Block]
3—TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:
	December 31,
	2011	2010
Trade accounts receivable	15,570	16,234
Notes receivable	684	286
Less: allowance for doubtful accounts	(962)	(1,079)
Total	15,292	15,441

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to €191 thousand, €200 thousand and €332 thousand, for the years ended December 31, 2011, 2010, and 2009.